RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2015
Mr. Wang Song
Related party balances and transactions
Relationship with the Company	The Co-Founder and Director of the Company
Ms. Kou Xiaohong
Related party balances and transactions
Relationship with the Company	The Co-Founder and Director of the Company
Flashapp
Related party balances and transactions
Relationship with the Company	A company under the significant influence of the Company
Xuntong
Related party balances and transactions
Relationship with the Company	A company under the significant influence of a senior management of the Company	[1]
Jiuzhou Changxiang
Related party balances and transactions
Relationship with the Company	A company under the significant influence of a senior management of the Company	[1]

[1]	Subsequent to the senior management’s resignation in September 2014, these companies ceased to be related parties of the Company.